Share Capital (Stock Options and Warrants) (Details)					1 Months Ended		12 Months Ended
	Feb. 11, 2019 USD ($) shares $ / shares	Sep. 08, 2018 shares	Oct. 16, 2017 USD ($) shares yr $ / shares	Aug. 31, 2017 USD ($) shares yr $ / shares	Nov. 28, 2018 shares	Aug. 31, 2018 shares	Jun. 30, 2019 shares yr $ / shares	Jun. 30, 2018 shares yr $ / shares	Jun. 30, 2017 shares	Jun. 30, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding							7,500,000	4,500,000
Percentage of options held by individual at one time							7.50%
Fair value of stock options | $	$ 92,250		$ 1,150	$ 40,800
Stock option grant	7,500,000		500,000	4,000,000			7,500,000	4,500,000
Exercise price of option | $ / shares	$ 0.05		$ 0.15	$ 0.15			$ 0.05	$ 0.15
Option term | yr			1	1			2.38	1
Expiry period	30 June 2021		17 October 2018	31 August 2018
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding							25,000,000
Related Parties [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Net percentage of issued and outstanding common shares							15.00%
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding							32,000,000	31,350,000	2,000,000	2,550,000
Stock option grant							11,000,000	31,350,000
Exercise price of option | $ / shares							$ 0.05	$ 0.10
Option term | yr							1
Expiry period		30 June 2020			30 June 2021	30 June 2020
Outstanding and unexercised share purchase warrant		1,000,000			6,000,000	14,000,000	21,000,000
Change in exercise price | $ / shares							$ 0.05